Document and Entity Information	Jan. 17, 2025
Cover [Abstract]
Entity Registrant Name	MARRIOTT INTERNATIONAL INC /MD/
Amendment Flag	true
Entity Central Index Key	0001048286
Document Type	8-K/A
Document Period End Date	Jan. 17, 2025
Entity Incorporation State Country Code	DE
Entity File Number	1-13881
Entity Tax Identification Number	52-2055918
Entity Address, Address Line One	7750 Wisconsin Avenue
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	(301)
Local Phone Number	380-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value
Trading Symbol	MAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Marriott International, Inc. (the “Company”) filed a Current Report on Form 8-K on January 21, 2025 (the “Form 8-K”) to report the election of Sean Tresvant to the Company’s Board of Directors (the “Board”). At the time the Form 8-K was filed, the Board had not yet made a determination regarding Board committee assignments for Mr. Tresvant. The Form 8-K is hereby amended solely to report that on May 9, 2025, the Board appointed Mr. Tresvant to the Board’s Technology and Information Security Oversight Committee and Inclusion and Social Impact Committee, effective as of such date.